Common Stock Warrants	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants

13. Common Stock Warrants

During the year ended December 31, 2022, there were 100 Public Warrants exercised, resulting in proceeds of $1,150. There were no warrants issued or expired during the same period.

The warrants were assumed as part of the Transaction and the following represents a summary of the warrants outstanding and exercisable at December 31, 2022:

					Number of Shares Underlying Warrants

Description	Issue Date	Classification	Exercise Price	Expiration Date	Outstanding Shares	Exercisable Shares
Private Placement Warrants	Nov 17, 2020	Liability	$11.50	May 19, 2027	5,817,757	5,817,757
Public Warrants	Nov 17, 2020	Equity	$11.50	May 19, 2027	5,223,575	5,223,575
					11,041,332	11,041,332

Public Warrants

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants were assumed in connection with the Transaction and became exercisable on June 19, 2022.

The Public Warrants are redeemable at the option of the Company, in whole and not in part, at a price of $0.01 per underlying share, provided that the last reported sales price of the Company's common stock has been at least $18.00 per share (subject to adjustment), on each of twenty (20) trading days within the thirty (30) trading-day period ending on the third trading day prior to the date on which notice of the redemption is given.

Private Placement Warrants

The Private Placement Warrants are identical to the Public Warrants, except that (i) the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees and (ii) the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants will be entitled to registration rights. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company on the same basis as the Public Warrants.